GENERAL INFORMATION	6 Months Ended
Jun. 30, 2026
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in
Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda.
VEON’s headquarters and the principal place of business are currently located at Unit 1703 Index Tower (East Tower), Dubai
(DIFC), the United Arab Emirates.
VEON generates revenue through the provision of comprehensive telecommunications and infrastructure services, including voice communications, fixed broadband, and data services, as well as digital services encompassing digital financial services, content streaming, ride-hailing platforms, digital healthcare solutions, cloud computing, and other value-added services. Products and services may be sold separately or in bundled packages.
VEON’s American Depositary Shares (“ADS”) and common shares are listed on the NASDAQ Global Select Market
(“NASDAQ”) (and NASDAQ Capital Market prior to December 18, 2025).
The unaudited interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or
“US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2025 as included in the Annual Report on the Form 20-F filed on
March 16, 2026 (the "2025 Form 20-F"). Certain information included in these unaudited interim condensed consolidated financial statements was derived from the 2025 Form 20-F.
Major developments during the six-month period ended June 30, 2026
JazzWorld enters interest rate swap transactions
On January 2, 2026, JazzWorld Pakistan Limited ("JazzWorld"), formerly Pakistan Mobile Communications Limited entered into two interest rate swaps (“IRS”) with United Bank Limited, to hedge against the risk from fluctuations in the Pakistani Rupee
("PKR") floating rate on its loans of PKR75 billion (US$268). The interest rate swaps lock in a fixed interest rate by converting the floating rate to a fixed rate at each payment date and provide certainty over future interest cash flows, reducing exposure to interest fluctuations. These IRS were executed in two tranches of PKR37.5 billion (US$134) each for terms of 5 and 7 years with fixed interest rates of 12.55% and 12.85%, respectively. The IRS have been designated as cash flow hedges of the variability in cash flows attributable to the PKR floating interest rate. Refer to Note 8 - Investments, debt and derivatives for further details.
Kyivstar Group Ltd. ("KGL") secondary public offering of shares held by VEON
On January 29, 2026, VEON announced the pricing of a secondary public offering of 12,500,000 common shares of KGL, its majority-owned subsidiary, comprising 12,100,000 shares held by VEON Amsterdam B.V., a wholly owned subsidiary of VEON and 400,000 shares from other selling shareholders, at a public offering price of US$10.50 per share. The underwriters were granted a 30-day option to purchase up to an additional 1,875,000 shares from the other selling shareholders at the public offering price, less underwriting discounts and commissions.
On close of the offering on February 2, 2026, which was oversubscribed by five times, 13,975,000 common shares were sold by
VEON Amsterdam B.V., including the full exercise of the underwriters' option of 1,875,000 common shares while 400,000 common shares were sold by other selling shareholders accumulating to a total of 14,375,000 common shares.  Refer to Note 8 -
Investments, debt and derivatives for further details.
VEON expands digital healthcare services with acquisition of Tabletki.ua
On February 10, 2026, VEON announced its majority owned subsidiary Kyivstar Group Ltd., had signed a definitive agreement and completed the acquisition of 100% of Tabletki.ua for US$161, payable in Ukrainian hryvnia in Ukraine. Tabletki.ua is one of
Ukraine’s most widely used digital platforms for finding, comparing and reserving medicines and other products available at
Ukrainian pharmacies. The transaction closed on February 10, 2026 and was accounted for under IFRS 3. Refer to Note 5 -
Significant transactions for further details.
VEON’s subsidiary JazzWorld secures largest allocation with 190 MHz
On March 10, 2026, VEON announced that VEON’s subsidiary JazzWorld secured the allocation of 190 MHz after a successful mobile spectrum auction held in Pakistan by the Pakistan Telecommunication Authority, with a license term of 15 years and a total cost of approximately US$240. Payment for the license may be made either as a lump sum twelve months after license issuance or over a 6‑year period, with 50% payable after twelve months and the remaining 50% payable over five years at
Karachi Interbank Offered Rate ("KIBOR") +3%. During 2026, the license has been capitalized at the present value of future payments as an intangible asset of US$209. A corresponding liability of the same amount has also been recognized with interest on the liability to be recognized as a finance cost in the interim condensed consolidated income statement.
VEON and JazzWorld receive competition commission of Pakistan approval for acquisition of TPL Insurance
On April 7, 2026, the Competition Commission of Pakistan approved VEON’s subsidiary, Jazz International Holding Limited
("JIHL"), to acquire up to 69.66% of TPL Insurance Limited ("TPL Insurance") for PKR 4.15 billion (US$14.6) from TPL Corp. On
April 20, 2026 JIHL launched a mandatory tender offer for an additional 6.67% at PKR 30/share. As of June 30, 2026, the control of TPL insurance was not transferred to JIHL. Refer to Note 14 - Events after reporting period for subsequent developments.
VEON boosts accessibility for investors by waiving depositary service fees on American Depositary Shares
On April 24, 2026, VEON announced that, effective January 1, 2026, BNY Mellon will not collect depositary service fees (“DSF”)
from investors that hold VEON’s ADS. The suspension of DSF charges for investors effectively reduces the cost of ownership by
US$0.05 per ADS per year and enhances accessibility for both existing and prospective investors.
VEON shareholders re-elect Board at 2026 AGM
VEON held its 2026 Annual General Meeting of Shareholders (the “AGM”) on May 11, 2026, During the AGM, VEON's
shareholders approved the re-election of the seven directors who served on VEON's Board in the previous term. VEON welcomed back its founder Augie K Fabela II, Andrei Gusev, Rt. Hon. Sir Brandon Lewis CBE, Duncan Perry, 70th U.S. Secretary
of State Michael R. Pompeo, Michiel Soeting and VEON Group CEO Kaan Terzioglu to the Board. Following the AGM, the new
Board held its inaugural meeting, and re-elected VEON’s Founder Augie K Fabela II as the Chairman for a third term.
VEON expands renewable energy portfolio with acquisition of six solar power plants
On May 26, 2026, VEON announced that KGL acquired 100% of the equity interests in six solar power plant entities consisting of
Energopostach-Plus LLC, Lightful LLC, Sunlight Generation LLC, Ternovytsia Solar LLC, Energy Space LLC and Ternovytsia
Solar Plus LLC, for cash consideration of US$70 paid to the seller. Prior to the acquisition, KGL also provided approximately
US$11 of reimbursable financial assistance to the target companies to refinance existing bank indebtedness. Refer to Note 5 -
Significant transactions for further details.
VEON closes US$ 1.4 billion bond offering, refinancing 2027 note
On June 1, 2026, VEON closed of a US$1,400 (excluding transaction fee of US$19) dual-tranche senior unsecured notes offering by VEON Midco B.V., a wholly owned subsidiary of VEON. The notes were issued by VEON Midco B.V. and are guaranteed by VEON Amsterdam B.V., a wholly owned subsidiary of VEON. The offering comprises US$700 6.95% senior notes due June 1, 2031 and US$700 7.45% senior notes due June 1, 2033. The notes were admitted to trading on the Euro MTF market of the Luxembourg Stock Exchange on June 1, 2026.
In parallel with the offering, on May 18, 2026, VEON launched a cash tender offer inviting holders of its outstanding US$1,011
3.375% senior notes due in 2027 to tender their notes for cash. On June 1, 2026, VEON accepted for purchase US$885 (net of
US1 unamortized transaction cost) of its 3.375% senior notes due in 2027 pursuant to the tender offer for cash amount of
US$877 (including US$2 transaction costs), resulting in a net gain on extinguishment of US$8 included in finance income on the income statement. Refer to Note 8 - Investments, debt and derivatives for further details.
For other significant investing and financing activities during the six-month period ended June 30, 2026, refer to the sections
"Investing activities of the Group" and "Financing activities of the Group" included herein.